Other Long-Term Investments - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Oct. 20, 2009	Apr. 07, 2010	Jun. 07, 2011
Other Long Term Investments [Line Items]
Other long-term investment Level 3 items at fair value	75,376,000	$ 254,253,000
Treasury Bill [Member]
Other Long Term Investments [Line Items]
Face value				115,000,000
Purchase value				100,000,000
Annual rate of interest on Treasury Bill				3.00%
Maturity date	Oct. 20, 2014
Maturity date, description	The maturity date of the T-Bill was October 20, 2014 and the $115.0 million face value was repaid by the Mongolian Government on October 17, 2014.
Treasury Bill [Member] | Discounted Cash Flow Approach [Member]
Other Long Term Investments [Line Items]
Face value		115,000,000
Unrealized gain (loss) in other comprehensive income	3,200,000	(300,000)
Government of Mongolia First Tax Prepayment [Member]
Other Long Term Investments [Line Items]
Purchase value					50,000,000
Government of Mongolia Second Tax Prepayment [Member]
Other Long Term Investments [Line Items]
Purchase value						100,000,000
Government of Mongolia Tax Prepayment [Member]
Other Long Term Investments [Line Items]
Taxes payments offset monthly rate			5,000,000
After-tax rate of interest on tax prepayment	1.59%
Reduction in the tax prepayment balance	80,000,000
Period to date tax prepayment offsets	60,000,000	20,000,000
Government of Mongolia Tax Prepayment [Member] | Discounted Cash Flow Approach [Member]
Other Long Term Investments [Line Items]
Other long-term investment Level 3 items at fair value	75,400,000
Unrealized gain (loss) in other comprehensive income	8,500,000	$ (11,700,000)